Note 8 - Income Taxes - Reconciliation of the Expected Income Tax Expense on Income (Loss) Before Income Taxes Using the Statutory Federal Income Tax Rate (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Note 8 - Income Taxes - Reconciliation of the Expected Income Tax Expense on Income (Loss) Before Income Taxes Using the Statutory Federal Income Tax Rate (Details) (Parentheticals)
Federal income tax rate	21.00%	21.00%